Investment Objectives and Goals - SoFi Agentic AI ETF	Aug. 26, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SoFi Agentic AI ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The SoFi Agentic AI ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the BITA US Agentic AI Select Index (the “Index”).